Rights of use asset and lease liability - Paragraphs (Details)	Mar. 01, 2023
New Head Office
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term Of Contract	4 years
Leased Office At Vancouver
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term Of Contract	3 years
Leased Office At El Dorado, Arkansas, USA
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term Of Contract	2 years